Label	Element	Value
Center Coast Brookfield Midstream Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Center Coast Brookfield Midstream Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Center Coast Brookfield Midstream Focus Fund (the “Fund”) seeks maximum total return with an emphasis on providing cash distributions to shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds (the “Trust”). You may also qualify for sales charge discounts or waivers through certain financial intermediaries. More information about these fees and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” on page 35 of the Fund’s Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” attached to the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher realized taxes at the fund level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds (the “Trust”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in a portfolio of master limited partnerships (“MLPs”) and in other investments that have economic characteristics similar to such securities (collectively, “Midstream Investments”) (the “80% Policy”). The Fund’s Midstream Investments may include, but are not limited to, investments that have economic characteristics similar to MLPs in the form of common units issued by MLPs, preferred and convertible subordinated units of MLPs, securities that are derivatives of interests in MLPs, including equity securities of “MLP affiliates,” which the Adviser defines as entities issuing MLP I-shares, securities of entities holding primarily general partner or managing member interests in MLPs, MLPs that are taxed as “C” corporations, and other entities that operate like MLPs and have economic characteristics like MLPs but are organized and taxed as “C” corporations or organized as limited liability companies. While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 15 to 40 high quality Midstream Investments that the Adviser believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the energy infrastructure industry and the energy industry, and the Fund intends to make the majority of its investments in “midstream” securities. Midstream Investments encompass a wide range of companies engaged in the energy infrastructure industry and include companies engaged in midstream activities, such as the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil and refined products, as well as other energy infrastructure companies including electrical transmission companies and utilities, and companies engaged in owning, storing and transporting alternative energy sources, such as renewables (e.g., wind, solar, hydrogen, geothermal, biomass). The Fund may invest in securities of Midstream Investments and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices, such as the S&P 500.
In addition, the Fund may invest up to 20% of its total assets in non-Midstream Investments, including debt securities of any issuers, including such securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or determined by the Adviser to be of comparable credit quality. The Fund will not have any duration or weighted average maturity restrictions. The
Fund may also invest up to 15% of net assets in illiquid securities, and may write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may, but is not required to, use derivative instruments to seek to generate return, facilitate portfolio management and mitigate risks. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes. The Fund is non-diversified which means it may focus its investments in a limited number of issuers.
The Fund’s adviser, Brookfield Public Securities Group LLC (the “Adviser”), seeks to identify a portfolio of high quality Midstream Investments. In managing the Fund’s assets, the Adviser uses a disciplined investment process focused on due diligence from the perspective of an MLP owner, operator and acquirer.
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The Adviser first establishes a universe of high quality Midstream Investments (i.e., Midstream Investments with strong risk adjusted returns and stable and growing cash distributions) utilizing a proprietary multifactor model, and then strategically weights those companies using financial and valuation analysis centered on quantitative factors including cash flow, yield and relative valuation to establish a valuation target.

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Next, the Adviser evaluates asset quality, considering factors such as contract structure, operating risk, competitive environment and growth potential. The Adviser also assesses management quality, drawing on its previous experience with many of the Midstream Investments’ management teams to evaluate their financial discipline, level of general partner support, operational expertise, strength of their business plans and ability to execute those plans. The Adviser also includes in the diligence process an assessment of the trading dynamics of the securities issued by the Midstream Investments and other issuers, including liquidity, identification of fund flow from institutional investors with large holdings in the Midstream Investments and other issuers, equity overhang (i.e., the difference between funds raised and funds invested) and float (i.e., the number of a company’s shares issued and available to be traded by the general public).

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The Adviser then ranks, weights and invests in Midstream Investments based on its assessment of the durability of their cash flows, relative market valuation and growth potential.

The Adviser generally sells an investment if it determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Adviser identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.
The Fund is not managed to meet the pass-through requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), which would restrict the Fund’s ability to fully invest in MLPs. As a result, unlike traditional open-end mutual funds, the Fund generally is subject to U.S. federal income tax on its taxable income at the federal tax rate applicable to corporations (currently 21%) and is subject to state and local income tax.
Master Limited Partnerships.   An MLP is an entity treated as a partnership under the Code, the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its gross income from qualifying sources as set forth in the Code. These qualifying sources include, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, as well as interest dividends, real estate rents, gain from the sale or disposition or real property. Additional information on MLPs and MLP I-shares (“I-Shares”), which represent ownership interests issued by MLP affiliates, can be found in the section entitled “Additional Information About The Fund’s Investment Objective, Investment Strategies, and Related Risks.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for the year ended December 31, 2023, and the performance history of the Predecessor Fund, including by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, a broad measure of market performance. Following the close of business on February 2, 2018, the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, shareholders of the Predecessor Fund’s Class A and Class C Shares received Class A and Class C Shares of the Fund, respectively, and shareholders of the Predecessor Fund’s Institutional Class Shares received Class Y Shares of the Fund. In addition, as a result of the Reorganization, the Fund’s Class A and Class C Shares adopted the Predecessor Fund’s Class A and Class C Shares’ performance and accounting history, and the Fund’s Class Y Shares adopted the Predecessor Fund’s Institutional Class Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s Class Y Shares ( i.e. , the Predecessor Fund’s Institutional Class Shares) and do not reflect sales charges. If sales charges were reflected, returns would be less than these shown. The Fund’s Class A and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses. For periods prior to February 5, 2018, the performance information for the Fund’s Class I Shares reflects the performance history of the Class Y Shares (i.e., the Predecessor Fund’s Institutional Class Shares). On March 25, 2021, the Board, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available at https://publicsecurities.brookfield.com/en or by calling 1-855-244-4859.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for the year ended December 31, 2023, and the performance history of the Predecessor Fund, including by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Alerian MLP Index is the leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMNA) and on a total-return basis (AMNAX). The S&P 500® Index is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. Unless otherwise noted, all indices are Total Return indices (return includes price change + dividends/interest). Indexes are not managed and an investor cannot invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-244-4859
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://publicsecurities.brookfield.com/en
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares(1) Calendar Year Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures shown in the bar chart reflect the performance history of the Fund’s Class Y Shares ( i.e. , the Predecessor Fund’s Institutional Class Shares) and do not reflect sales charges. If sales charges were reflected, returns would be less than these shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1) The return shown in the bar chart is for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 40.62% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -57.71% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(57.71%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Predecessor Fund’s Institutional Class Shares (the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Predecessor Fund’s Institutional Class Shares (the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Predecessor Fund’s Institutional Class Shares (the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2023
Center Coast Brookfield Midstream Focus Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.
Center Coast Brookfield Midstream Focus Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Center Coast Brookfield Midstream Focus Fund | Energy Industry Concentration Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Energy Industry Concentration Risks. A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in MLPs and other companies operating in the energy industry include but are not limited to the following:
Center Coast Brookfield Midstream Focus Fund | Commodity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Risk. MLPs and other companies operating in the energy industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.
Center Coast Brookfield Midstream Focus Fund | Supply and Demand Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Supply and Demand Risk. MLPs and other companies operating in the energy industry may be impacted by the levels of supply and demand for energy commodities, which may result in overproduction or underproduction.
Center Coast Brookfield Midstream Focus Fund | Depletion Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depletion Risk. MLPs and other energy companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time, effecting the profitability of energy companies. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities or exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.
Center Coast Brookfield Midstream Focus Fund | Environmental and Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental and Regulatory Risk. MLPs and other companies operating in the energy industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.
Center Coast Brookfield Midstream Focus Fund | Acquisition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Acquisition Risk. MLPs owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.
Center Coast Brookfield Midstream Focus Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of MLPs and other companies operating in the energy industry as the yields on alternative investments increase.
Center Coast Brookfield Midstream Focus Fund | Extreme Weather Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extreme Weather Risk. Weather plays a role in the seasonality of some MLPs’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those MLPs.
Center Coast Brookfield Midstream Focus Fund | Catastrophic Event Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Catastrophic Event Risk. MLPs and other companies operating in the energy industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy industry.
Center Coast Brookfield Midstream Focus Fund | Producer Bankruptcy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Producer Bankruptcy Risk. A producer with whom a midstream MLP has entered into a fixed rate contract may become bankrupt or insolvent. In a fixed rate contract, a producer typically commits to transferring and/or processing a guaranteed minimum amount of the producer’s output through the midstream MLP’s facilities, together with an “acreage dedication” on the producer’s reserves, which is intended to survive the producer’s bankruptcy. Recent court cases have called into question whether acreage dedications are in fact bankruptcy-proof if they are not accompanied by an actual conveyance of a real property interest from the producer to the MLP. As a result, fixed rate contracts may be altered or voided by a bankrupt producer. Contracts are more likely to be altered or voided if they require the producer to pay above-market rates or contain other onerous terms, such as minimum revenue or volume commitments (“MVCs”). In general, if actual production is well below the MVC levels, then those contracts have a greater chance of being altered or voided in bankruptcy. If a fixed rate contract with a bankrupt producer is voided by the bankruptcy court, the midstream MLP would lose some or all of the revenues associated with that contract, which could result in a significant fall in the MLP’s share price and negatively affect the Fund’s net asset value (“NAV”). In this event, the MLP could seek recovery alongside other creditors, although the bankruptcy proceedings could be significantly delayed, and there is no guarantee that such claims would be granted.
Center Coast Brookfield Midstream Focus Fund | Energy Infrastructure Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Energy Infrastructure Industry Concentration Risk. Under normal circumstances, the Fund will concentrate its investments in the energy infrastructure industry. The primary risks inherent in investments in the energy infrastructure industry include the following: (1) the performance and level of distributions of MLPs can be affected by direct and indirect commodity price exposure; (2) a decrease in market demand for natural gas or other energy commodities could adversely affect MLP revenues or cash flows; (3) energy infrastructure assets deplete over time and must be replaced; and (4) a rising interest rate environment could increase an MLP’s cost of capital. The current presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, real estate and other markets. Additionally, actions taken may impact different sectors of the energy and natural resources markets in disparate ways or may impact specific issuers in a given sector in differing ways. The Adviser cannot predict the effects of changing regulations or policies on the Fund’s portfolio, and the Fund may be affected by governmental action in ways that are not foreseeable. There is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective. At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Legislation or regulation may change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Center Coast Brookfield Midstream Focus Fund | Tax Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risks. Tax risks associated with investments in the Fund include but are not limited to the following:
Center Coast Brookfield Midstream Focus Fund | Fund Structure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund Structure Risk. Unlike open-end mutual funds that are treated as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund will be subject to U.S. federal income tax on its taxable income at the federal tax rate applicable to corporations (currently 21%) and will be subject to state and local income taxes. As a “C” Corporation, income and losses of the Fund will not be passed through to shareholders. The Fund’s ability to meet its investment objective will depend largely on the amount of the distributions it receives from MLPs (in relation to the taxable income, gains, losses, deductions and credits allocated to the Fund from MLPs). The Fund will have no control over the distributions it receives, because the MLPs have the ability to modify their distribution policies from time to time without input from or the approval of the Fund. In addition, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests. Legislation could also negatively impact the amount and tax characterization of dividends received by the Fund’s shareholders.
Center Coast Brookfield Midstream Focus Fund | Dividend Distribution Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend Distribution Risk. The Fund’s dividend distribution policy is intended to provide consistent monthly distributions to its shareholders at a variable rate on a quarterly basis. The distribution payments will be fixed each quarter to maintain a stable distribution rate for such quarter, after which the distribution rate will be adjusted on a quarterly basis at a rate that is approximately equal to the distribution rate the Fund receives from the MLPs and other securities in which it invests, including income, if any, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital, and special cash payments, if any, received to offset distribution reductions resulting from MLP restructurings. The Fund’s distributions also give consideration to the estimated future cash flows of investments held by the Fund. The Fund is not required to make such distributions and, consequently, the Fund could decide, at its discretion, not to make such distributions or not to make distributions in the amount described above because of market or other conditions affecting or relevant to the Fund. Because of differences between the time that monthly distributions are paid by the Fund and the time quarterly distributions are received from the MLPs, and because the Fund’s distribution policy takes into consideration estimated future cash flows from its underlying holdings, in order to permit the Fund to make consistent monthly distributions to its shareholders at a variable rate on a quarterly basis, the Fund’s distributions may exceed or be below the amount the Fund actually receives from its portfolio investments. Additionally, since the Fund’s distribution rate is not derived from the Fund’s investment income or loss, the Fund’s distributions do not represent yield or investment return on the Fund’s portfolio. For these reasons, the Fund may over various periods of time pay dividends in excess of the distributions paid by the Fund’s underlying MLP investments. While the Fund attempts to manage the portfolio to generate positive investment returns, the Fund may not be successful in generating sufficient investment income, gains and incremental cash flow, in excess of Fund expenses, to make up for any shortfall between the distributions paid by the Fund and the distributions received by the Fund from its investments. To the extent that the distributions paid exceed the distributions the Fund has received, the distributions will reduce the Fund’s net assets. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund. The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions at a rate that over time is similar to the distribution rate that it receives from the MLPs in which it invests. Furthermore, unlike the MLPs in which it invests, the Fund is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Fund, as dividend income or return of capital (for capital gain to the extend distributions exceed the Fund’s basis in its MLPs), may differ greatly from those of the underlying MLPs. It is expected that a portion of the distributions made by the Fund to shareholders will be treated as non-taxable returns of capital. A return of capital effectively represents a return of a shareholder’s investment in Fund shares (net of fees thereon), reduces the shareholders tax basis in its shares of the Fund (but not below zero), and is different from and should not be confused with a dividend from current and accumulated earnings and profits. For a U.S. shareholder, any portion of distributions that is considered a return of capital is not currently taxable, but instead reduces the shareholder’s tax basis in Fund shares (until the tax basis reaches zero). Reducing a shareholder’s tax basis in Fund shares will generally increase the amount of gain (or decrease the amount of loss) on a subsequent sale or exchange of the shares. Any gain on a shareholder’s sale or exchange of Fund shares is generally taxable to the shareholder as capital gain. Thus, distributions considered return of capital are often described as tax deferred. Any distributions from the Fund in excess of a shareholder’s tax basis in shares of the Fund and in excess of the shareholder’s portion of the Fund’s current and accumulated earnings and profits will generally be taxable to the shareholder as capital gains. Any portion of distributions that is not considered return of capital is expected to be characterized as qualified dividend income for U.S. federal income tax purposes. Qualified dividend income is generally taxable to noncorporate shareholders at reduced rates in the year received and does not reduce a shareholder’s adjusted tax basis in Fund shares. The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, or changes in tax laws). Gains and other income realized by the Fund may also cause distributions from the Fund to be treated as taxable dividends rather than as return of capital distributions. Because of these factors, the portion of the Fund’s distributions that is considered return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.
Center Coast Brookfield Midstream Focus Fund | MLP Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the NAV of the Fund’s shares. Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depletion, depreciation and amortization expense deductions. The law could change to eliminate or reduce such tax deductions, which effectively shelter or defer taxable income recognized by the Fund. The elimination or reduction of such tax benefits could significantly reduce the value of the MLPs held by the Fund, which would similarly reduce the Fund’s NAV, and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax advantaged return of capital. Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable, even though the shareholders at the time of the distribution might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund’s shareholders at the time of the distribution will not have corresponding economic gain on their shares at the time of the distribution.
Center Coast Brookfield Midstream Focus Fund | Deferred Tax/Financial Reporting Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Deferred Tax/Financial Reporting Risk. In calculating the Fund’s NAV in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will rely to a significant extent on information provided by MLPs, which is not necessarily timely, to estimate deferred tax asset and/or liability balance for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s deferred tax liability and/or asset balances (including any valuation allowance which reduces the amount of deferred tax asset to the amount that is expected to be realized in the future) used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability (asset), and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. From time to time, the Fund will modify its estimates or assumptions regarding its deferred tax asset and/or liability as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Furthermore, such changes would impact the Fund’s shareholders in the period such changes are recorded, even though shareholders might not have held shares in the Fund at the time the deferred tax liability, asset or valuation allowance had been established. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV, which could be material. Such changes could have a material impact on the Fund’s NAV and results of operations with respect to the Fund’s shareholders in the period it is recorded, even though the shareholders at such time might not have held shares in the Fund at the time the deferred tax asset or liability had been established. Changes to the Fund’s portfolio may cause the Fund to dispose of its interests in MLPs, and as a result the Fund may experience recapture of past depreciation deductions and incur associated ordinary income. This income recapture may be in excess of the Fund’s operating losses, creating potential current income tax due for the Fund, even if disposals are made at a loss. Significant changes to the portfolio related to shareholder redemptions or changes in investment strategy have the potential to have a material effect on the amount of depreciation recapture incurred, and may result in material changes to the Fund’s expected income tax liability. The following examples illustrate two hypothetical trading days of the Fund and demonstrate the effect of deferred tax calculations on the change in the Fund’s NAV, compared to the change in the prices of MLP securities held by the Fund. Since the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, it must accrue tax expense (or benefit) on the Fund’s taxable income (or loss). In the below example entitled “Hypothetical Effect of Deferred Tax Calculation on Performance-Up Market,” the Fund’s NAV increases less than the price of MLPs held by the Fund, because the accrued taxes will generally provide a “tax drag” during periods of positive performance. In the below example entitled “Hypothetical Effect of Deferred Tax Calculation on Performance-Down Market,” the Fund’s NAV decreases less than the price of MLPs held by the Fund, because the accrued taxes will generally provide a “tax buffer” during periods of negative performance. The examples assume a 23.0% deferred tax calculation (maximum federal corporate tax rate of 21% plus estimated state and local tax rates of approximately 2.0%, net of federal tax benefit). They do not reflect the effect, if any, of the valuation allowances on deferred tax assets that management may deem appropriate. Hypothetical Effect of Deferred Tax Calculation on Performance-Up Market Hypothetical Effect of Deferred Tax Calculation on Performance-Down Market Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material effect on the Fund’s NAV.
Center Coast Brookfield Midstream Focus Fund | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether it may decline.
Center Coast Brookfield Midstream Focus Fund | Risks of Investing in MLP Units [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in MLP Units. An investment in MLP units involves additional risks from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk.
Center Coast Brookfield Midstream Focus Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. MLP units and other equity securities held by the Fund can be affected by general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds.
Center Coast Brookfield Midstream Focus Fund | Risks Relating to Russia [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks Relating to Russia’s Invasion of Ukraine. Russia’s military invasion of Ukraine, which began in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. Sanctions against Russia, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may have unpredictable effects on financial and capital markets globally. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any exposure the Fund may have to Russian issuers or issuers in other countries directly affected by the invasion.
Center Coast Brookfield Midstream Focus Fund | Infectious Illness Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.
Center Coast Brookfield Midstream Focus Fund | Cash Flow Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Flow Risk. The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations.
Center Coast Brookfield Midstream Focus Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.
Center Coast Brookfield Midstream Focus Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund has an actively managed portfolio. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Center Coast Brookfield Midstream Focus Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like and may be limited in its ability to make alternative investments. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders. The Fund may not purchase or hold securities that are illiquid or are otherwise not readily marketable if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities.
Center Coast Brookfield Midstream Focus Fund | Fixed Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk. The value of fixed income securities fluctuate based on a variety of factors including interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security and general bond market conditions. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Interest rate changes may be influenced by a number of factors, including government and central banking authority actions, inflation expectations, and supply and demand. Generally, when interest rates rise, the value of fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. Recently, the Federal Reserve has been raising interest rates from historically low levels. The Federal Reserve’s aggressive increases to the federal funds rate may present a greater risk than has historically been the case due to the previous prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives. Furthermore, there is no way of predicting or knowing when, or if, the Federal Reserve may enact cuts to the federal funds rate. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due.
Center Coast Brookfield Midstream Focus Fund | Junk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	“Junk” Bond Risk. Debt securities that are below investment grade, called “junk bonds,” generally offer a higher yield than is offered by higher rated securities, but are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
Center Coast Brookfield Midstream Focus Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, there is significant uncertainty around how the Russian invasion of Ukraine and the conflict in Israel and Gaza will evolve, as well as the potential economic impacts to the U.S. that could result from the conflicts. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. In addition, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund may invest. The effects of the COVID-19 pandemic, or other future epidemics or pandemics, to public health and business and market conditions, including exchange trading suspensions and closures, may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown and cannot be predicted.
Center Coast Brookfield Midstream Focus Fund | Small Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Capitalization Risk. Small capitalization companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price than the Fund would like.
Center Coast Brookfield Midstream Focus Fund | Alerian MLP Index (4)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.56%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.03%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.90%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[1],[2]
Center Coast Brookfield Midstream Focus Fund | Alerian Midstream Energy Index (4)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian Midstream Energy Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.02%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.76%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2],[3]
Center Coast Brookfield Midstream Focus Fund | S&P 500 Index (4)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.69%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.98%	[1],[2]
Center Coast Brookfield Midstream Focus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original costs of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses (3)	rr_ExpensesOverAssets	1.54%	[5]
Less Fee Waiver and/or Expense Reimbursement (4)	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	rr_NetExpensesOverAssets	1.46%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 617
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,216
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[2]
Center Coast Brookfield Midstream Focus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original costs of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses (3)	rr_ExpensesOverAssets	2.26%	[5]
Less Fee Waiver and/or Expense Reimbursement (4)	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	rr_NetExpensesOverAssets	2.21%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	702
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	702
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,591
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[2]
Center Coast Brookfield Midstream Focus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original costs of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses (3)	rr_ExpensesOverAssets	1.29%	[5]
Less Fee Waiver and/or Expense Reimbursement (4)	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	rr_NetExpensesOverAssets	1.21%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,549
Annual Return 2014	rr_AnnualReturn2014	8.26%
Annual Return 2015	rr_AnnualReturn2015	(22.15%)
Annual Return 2016	rr_AnnualReturn2016	15.51%
Annual Return 2017	rr_AnnualReturn2017	(6.57%)
Annual Return 2018	rr_AnnualReturn2018	(13.63%)
Annual Return 2019	rr_AnnualReturn2019	8.60%
Annual Return 2020	rr_AnnualReturn2020	(35.84%)
Annual Return 2021	rr_AnnualReturn2021	40.75%
Annual Return 2022	rr_AnnualReturn2022	16.32%
Annual Return 2023	rr_AnnualReturn2023	18.11%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.11%	[8],[9]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.14%	[8],[9]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.57%	[8],[9]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%	[2],[8],[9]
Center Coast Brookfield Midstream Focus Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[2]
Center Coast Brookfield Midstream Focus Fund | Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.97%	[2]

[1]	The Alerian MLP Index is the leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMNA) and on a total-return basis (AMNAX). The S&P 500® Index is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. Unless otherwise noted, all indices are Total Return indices (return includes price change + dividends/interest). Indexes are not managed and an investor cannot invest directly in an index.
[2]	The Predecessor Fund commenced operations on December 31, 2010.
[3]	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.
[4]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[5]	Income tax expense for the current fiscal year is not included.
[6]	Brookfield Public Securities Group LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.46% for Class A Shares, 2.21% for Class C Shares, and 1.21% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 28, 2025, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 28th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees of the Trust (the “Board”) with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.
[7]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
[8]	Returns for Class I Shares prior to February 5, 2018 reflect the performance of the Predecessor Fund’s Institutional Class Shares.
[9]	The Predecessor Fund offered Institutional Class Shares. Holders of Institutional Class Shares received Class Y Shares of the Fund in exchange for those Shares.